Goodwill and Intangible Assets - Change in carrying amount of goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Goodwill [Rollforward]
Beginning Balance	$ 671,122
Goodwill on acquisition	49,171
Ending Balance	720,293
Banco Popular de Puerto Rico
Goodwill [Rollforward]
Beginning Balance	320,248
Goodwill on acquisition	0
Ending Balance	320,248
Popular U.S.
Goodwill [Rollforward]
Beginning Balance	350,874
Goodwill on acquisition	49,171
Ending Balance	$ 400,045